RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - LIQUIDITY AND CREDIT RISK (Details) - CAD CAD in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
LIQUIDITY RISK AND CREDIT RISK
Rolling time period over which the Company forecasts cash requirements	12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities	1 year
Period after which receivables are classified as past due	30 days
Derivative instruments
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	CAD 401	CAD 487
Letters of credit provided in lieu of providing cash collateral to counterparties	198
Cash collateral on asset exposure	0	0
Derivative instruments | Canadian financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	56	39
Derivative instruments | United States financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	82	179
Derivative instruments | European financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	133	106
Derivative instruments | Asian financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	4	1
Derivative instruments | Other
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	CAD 126	CAD 162